Right of use assets	12 Months Ended
Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets
7.
Right of use assets

	Leasehold land	Building	Total
Cost
As at April 1, 2021	4,460	496	4,956
Additions during the year	3,562	—	3,562
Disposals and adjustments during the year	(13)	—	(13)
As at March 31, 2022	8,009	496	8,505
Additions during the year	3,072	704	3,776
Disposals and adjustments during the year	(216)	—	(216)
As at March 31, 2023	10,865	1,200	12,065
Additions during the year	3,234	19	3,253
Disposals and adjustments during the year	(445)	—	(445)
As at March 31, 2024	13,654	1,219	14,873

Accumulated depreciation
As at April 1, 2021	385	307	692
Charge for the year (refer Note 31)	217	44	261
Capitalised during the year	—	57	57
As at March 31, 2022	602	408	1,010
Charge for the year (refer Note 31)	315	90	405
Capitalised during the year	—	34	34
Disposals and adjustments during the year	(2)	—	(2)
As at March 31, 2023	915	532	1,447
Charge for the year (refer Note 31)	341	129	470
Capitalised during the year	16	92	108
Disposals and adjustments during the year	(50)	—	(50)
As at March 31, 2024	1,222	753	1,975

Net book value
As at April 1, 2022 (INR)	7,407	88	7,495
As at March 31, 2023 (INR)	9,950	668	10,618
As at March 31, 2024 (INR)	12,432	466	12,898
As at March 31, 2024 (USD)	149	6	155